CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	$ 15,290	$ 564,816
Liabilities	341,011	384,280
Property, plant and equipment [member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	(1,128,225)	(1,314,456)
Liabilities	80,468	81,881
Assets by right of use [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	715,440	229,119
Liabilities	(68)	(136)
Amortization [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	(44,605)	(65,139)
Liabilities	10	9
Provisions [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	111,468	212,492
Liabilities	74,047	68,462
Revaluation of financial instruments [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	(16,575)	(18,133)
Liabilities
Tax losses [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	358,284	1,496,952
Liabilities	(87,378)	(60,785)
Intangibles [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets
Liabilities	254,155	270,681
Other [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of balances of deferred tax [Line Items]
Assets	19,503	23,981
Liabilities	$ 19,777	$ 24,168